                                                         [AIM LOGO APPEARS HERE]

                                                          [COLLAGE APPEARS HERE]

                                                      AIM AGGRESSIVE GROWTH FUND

                                                                   ANNUAL REPORT
                                                                OCTOBER 31, 1995

AIM AGGRESSIVE GROWTH FUND
For shareholders who seek long-term growth of capital by investing in a portfolio consisting primarily of small-company stocks which management believes will have earnings growth well in excess of the general economy.


ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

* AIM Aggressive Growth Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed without a sales charge. When sales charges are included, Fund performance reflects the maximum 5.50% sales charge.

* The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* The Fund's portfolio composition may change and there is no assurance the Fund will continue to hold any particular securities.

*  Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

* Standard & Poor's Corporation (S&P) is a credit-rating agency. The unmanaged Standard & Poor's Composite Index of 500 Stocks is widely regarded by investors as representative of the stock market in general. The Dow Jones Industrial Average (DJIA) is an unmanaged composite of the performance of 30 large-company stocks.

* Lipper Analytical Services, Inc., is an independent mutual fund performance monitor. The unmanaged Lipper Small Company Growth Fund Index represents an average of the performance of the 30 largest small-capitalization growth funds.

* The unmanaged Russell 2000 Index and the NASDAQ (National Association of Securities Dealers Automated Quotation System) Composite Index both are generally representative of the performance of the stocks of small-capitalization companies.

* An investment cannot be made in any indexes listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.


   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                                 A Message from
                                                                    the Chairman

                     Dear Fellow Shareholder:

                     It was an exemplary year for AIM Aggressive Growth Fund. We
    [PHOTO OF        are pleased to report the Fund logged a total return of
 CHARLES T. BAUER    41.45% for the year ended October 31, 1995, enough to
 CHAIRMAN OF THE     outperform all major benchmark indexes as well as results
  BOARD OF THE       charted for similar funds. For its efforts, the Fund's
  FUND APPEARS       performance was widely recognized in such popular
     HERE]           publications as The Wall Street Journal, Investor's
                     Business Daily, Barron's, and Kiplingers' Personal Finance.
                       For the record, key indexes posted the following one-year total returns for the reporting period: the DJIA and the S&P 500, two broad market averages, 24.92% and 26.36%, respectively; the NASDAQ Composite and the Russell 2000, two measures of small company stock performance, 33.26% and 18.35%, respectively. Similar small-company stock funds, as measured by the Lipper Small Company Growth Fund Index, posted a one-year total return of 23.58%.
  The Fund managed its strong showing in a market that, for much of 1995, favored large-capitalization companies over the small-capitalization companies in which the Fund invests. The key to the Fund's performance was disciplined stock selection and a diversified portfolio of approximately 300 stocks. A more complete discussion of market conditions during the reporting period and the Fund's investment strategy is provided on page 2 of this report.
  Net assets in the Fund increased dramatically during the year to $2.246 billion as of October 31, 1995. While the Fund's favorable market performance was largely responsible, we also appreciate the continued participation from our shareholders, particularly in July, when the Fund was briefly reopened to new investors.
  Although it has been a good year for AIM Aggressive Growth Fund, it is but one year. We are reminded that market cycles come and go, and such performance as we have enjoyed the past 12 months is unlikely to continue uninterrupted. Chicago-based Ibbotson Associates has reported that returns of small company stocks have averaged 12.6% per year since January 1926.
  Therefore, even as we relish the success of a good year, we are already looking ahead to next year. AIM's disciplined, earnings-driven strategy is an ongoing evaluation of market opportunity, and as the market continues to climb, our job becomes more challenging.
  On a personal level, the year to come has important investment implications for all of us. Clouds on the horizon in the form of the budget debate over retirement benefits such as Medicare and Social Security programs accentuate the need to build your own retirement nest egg, independent of any benefits which may--or may not--be available to you when the time comes. For many in the baby boomer generation, that's just 10 years away.
  It is our hope that you continue to rely on AIM Aggressive Growth Fund to help build your financial future. As always, we are ready to respond to your questions or comments about this report. Please call Client Services at 800-959-4246 during normal business hours. For automated account information 24 hours a day, call the AIM Investor Line toll-free at 800-246-5463.

Respectfully submitted,

/s/ CHARLES T. BAUER
Charles T. Bauer
Chairman

Management's
Discussion & Analysis


TECHNOLOGY STOCKS PROPEL MARKETS
TO RECORD LEVELS

    ---------
 Expanding market

 penetration and

product innovations

  propelled many

 technology stocks

     in which

  AIM Aggressive

Growth Fund invests

 to unprecedented

      levels.
    ---------

Healthy corporate profits exceeded analysts expectations and propelled stocks through record highs in 1995. The strength was broad-based, resuscitating large-capitalization stocks which had been out of favor for three years. The popular DJIA sailed past 4000 on February 23, 1995, and then topped 5000 on November 21.
  Spearheaded by the powerful technology stock advance, the broader NASDAQ overtook its large-cap cousins in June to finish the reporting period well ahead of the pack.
  The stars of the technology group were inarguably the semiconductor stocks. As of June 30, 1995, semiconductor stocks were up an astonishing 94% in just six months, according to Barron's. Other technology sectors were also strong, such as aerospace and defense, software, and industrial technology companies. Also strong were such beneficiaries of stable interest rates as banks and thrifts, and consumer cyclical stocks in airlines, leisure and recreation companies, and restaurants.
  In September and October, the market took a well-deserved respite as concern surfaced that third-quarter 1995 earnings reports, particularly in the technology group, would fall below expectations. Some earnings disappointments in some big names such as Intel, Microsoft, Nokia, and International Business Machines initiated profit-taking which temporarily suspended the market's advance. Of the companies reporting earnings in the third quarter of 1995, I/B/E/S International Inc. reported in The Wall Street Journal that 55% were higher than analysts expectations, with 14% on target, and 31% below expectations. These results compared favorably with second quarter reports, of which 57% exceeded expectations and 30% were below target.
  With investor confidence renewed, at least for the near term, the market gathered strength for its next advance. Focus turned from corporate earnings to the growing gridlock in Congress over the proposals to balance the burgeoning budget. The Federal Reserve Board declined to implement its much-anticipated interest rate cut pending some positive resolution to the budget debate.

YOUR INVESTMENT PORTFOLIO

A glance at the Fund's top 10 holdings confirms a successful theme for AIM Aggressive Growth Fund during the reporting period. Technology companies, which comprise roughly 45% of the Fund's holdings, continue to offer outstanding value. Look again, and you can identify the watchword for this dynamic group--change. Eight of the top 10 holdings were new to the portfolio during the last 12 months. Still, the criteria remains the same: the Fund looks for companies demonstrating strong earnings momentum in high-growth industries. Of course, the Fund's portfolio composition may change and there is no assurance the Fund will continue to hold any particular security.
  Expanding market penetration and product innovations propelled many technology stocks to unprecedented levels. Semiconductor chip maker Oak Technologies reported a fourfold increase in net

--------------------------------------------------------------------------------

MORNINGSTAR RATINGS* (as of 10/31/95)

                                                             FUNDS IN
PERIOD                                        RATING     EQUITY CATEGORIES
------                                        ------     -----------------
 Overall                                       *****           N/A
 10 Years                                       ****           487
 5 Years                                       *****           931
 3 Years                                       *****         1,300

--------------------------------------------------------------------------------

LIPPER RANKINGS** (as of 10/31/95)

                           AIM AGGRESSIVE         ALL
 PERIOD                     GROWTH FUND       MUTUAL FUNDS        TOP%
 ------                     -----------       ------------        ----
 10 Years                          29            1,189             3%
 5 Years                            4            2,727             1
 3 Years                            9            3,921             1
 1 Year                            58            7,234             1

*Morningstar's rating system of one (lowest) to five (highest) stars is based on risk and return ratios for three-, five-, and 10-year periods and considers all loads and fees. Ratings compare funds of similar investment objectives and represent past performance. **Fund total return performance rankings are vs. all mutual funds tracked by Lipper, excluding all sales charges, and including fees and expenses. Of course, past performance cannot guarantee comparable future results.

              See important Fund disclosure on inside front cover.

--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS

(as of 10/31/95)

 1.  OAK TECHNOLOGY, INC.
 2.  COMPUTERVISION CORP.
 3.  MEDAPHIS CORP.
 4.  FORE SYSTEMS, INC.
 5.  PAIRGAIN TECHNOLOGIES, INC.
 6.  NETWORK GENERAL CORP.
 7.  MEDIC COMPUTER SYSTEMS, INC.
 8.  ALANTEC CORP.
 9.  US ROBOTICS CORP.
10.  HEALTHSOUTH CORP.

--------------------------------------------------------------------------------

income in one year. Net income for Computer-vision Corporation, a design automation software producer, was up 287% in its latest year. FORE Systems, Inc., the worldwide leader in local area network products, announced a number of strategic alliances with such industry leaders as Premisys and Sprint. Technologies Inc. enjoyed a 94% increase in revenue on sales of its innovative CopperOptics(TM) digital signal processing systems to enhance telecommunications transmissions.
  The Fund did not invest exclusively in technology companies, an advantage which improved the Fund's resilience to market pressures when the sector was periodically subject to profit-taking. The Fund's earnings-driven strategy uncovered value in two other key areas: health care (about 18% of the portfolio) and consumer cyclicals (about 14%).
  The continuing profit drivers for the health-care sector are three: an aging baby-boomer population, improving cost containment, and anticipation of universal coverage for all. The Fund chose to address these themes by emphasizing those companies most likely to benefit. Nursing homes will service an increasing number of patients over time; medical instruments and devices companies help improve overall efficiencies for care-givers. Health maintenance organizations, hospitals, and medical services distributors are beginning to reap benefits from ongoing cost-containment campaigns.
  A new focus in the Fund during the reporting period was specialty retailers. The Fund was attracted to two interesting trends: independent "superstores" which have attracted significant business away from community malls, and the emerging niche retailers which target mail order customers by offering attractive pricing, better selection, superior distribution systems, and the convenience of catalogue shopping. Of the superstores, the Fund selected a number of promising candidates such as Bed Bath & Beyond, Petco Animal Supplies, and The Sports Authority. Similarly, the Fund added mail order retailers Micro Warehouse and Corporate Express, Inc., which stand ready to deliver computers, software, and office supplies. The Fund was also interested in medical supply mail order vendors Cardinal Health Inc. and Omnicare Inc.

OUTLOOK FOR THE FUTURE

At this writing, the market has surpassed the Dow 5100 level. Yet many analysts maintain that this aging bull market--the Dow has gone a record 61 months without experiencing a 10% correction--may have plenty of steam left. Barron's recently reported analysts' estimates which projected the Dow well past 5500 during the coming year.
  Of course, a significant complement of market strategists also believe a correction is due.
  Rather than make any projections of future market performance, AIM remains committed to its disciplined investment strategy which helps us determine, on a company-by-company basis, which stocks to own and which to sell--without the guesswork of market timing. Our time-tested, earnings-driven strategy has been largely responsible for the attractive performance of AIM Aggressive Growth Fund in the years that AIM has successfully managed the Fund.

THE TECHNOLOGY CYCLE: A SELF-PROPELLED ENGINE

The dynamic technology sector is broad and complex--and fast-paced. The daily challenge for an investment manager is to identify those companies with accelerating rates of growth, as well as companies that have lost earnings momentum.
  However, AIM has identified a continuing theme in technology companies which should drive profits in this sector well into the next decade. We see it as a self-propelled engine which shows no signs of slowing:

1)  NEW TECHNOLOGIES INCREASE PRODUCTIVITY, which
2)  INCREASES CORPORATE PROFITS, attracting
3)  INCREASED COMPETITION, which
4)  DRIVES DOWN PRICES, resulting in
5)  HIGHER DEMAND AND INCREASED APPLI-
    CATION TO MORE END MARKETS, thus
    encouraging the
6)  DEVELOPMENT OF NEW TECHNOLOGIES.

And so, the cycle continues.

              See important Fund disclosure on inside front cover.

Long-Term
Performance


         GROWTH OF A $10,000 INVESTMENT

          AVERAGE ANNUAL TOTAL RETURNS
       For periods ended October 31, 1995

       10 Years                    18.04%
       5 Years                     37.51
       1 Year                      33.68

                   AIM AGGRESSIVE        RUSSELL 2000      LIPPER SMALL COMPANY
DATE                 GROWTH FUND          STOCK INDEX       GROWTH FUND INDEX
----               --------------        ------------      --------------------
10/85                  $ 9,453              $10,000               $10,000
10/86                   11,036               12,221                11,936
10/87                    8,885               10,547                10,788
10/88                   10,708               13,420                13,248
10/89                   12,636               15,514                16,007
10/90                   10,096               11,282                12,436
10/91                   18,876               17,897                19,407
10/92                   20,688               19,596                20,766
10/93                   31,219               25,948                26,891
10/94                   37,140               25,856                27,453
10/95                   52,535               30,601                33,927

         Past performance cannot guarantee comparable future results.

AIM Aggressive Growth Fund's performance figures are historical and reflect reinvestment of all distributions, changes in net asset value, and the maximum 5.50% sales charge. The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
  Lipper Analytical Services, Inc., is an independent mutual fund performance monitor. The unmanaged Lipper Small Company Growth Fund Index represents an average of the performance of the 30 largest small-capitalization growth funds. The unmanaged Russell 2000 Index is generally representative of the performance of the stocks of small-capitalization companies.
  An investment cannot be made in any indexes listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

                                                                             For
                                                                   Consideration

TECHNOLOGY-LOOK HOW FAR WE HAVE COME

*  Since 1983, the U.S. work force has added 25 million computers.
*  Cellular phone subscribers have jumped to 16 million from none in 1983.
*  Some 19 million people carry pagers.
*  Almost 12 billion messages were left in voice mailboxes in 1993 alone.
*  E-mail addresses have increased by more than 26 million since 1987.
*  Homes and offices have added 10 million fax machines since 1987.
* The year 1991 marked the first time companies spent more on computing and communications gear than the combined money spent on industrial, farm, and construction.

We often discuss the future of computer technology and how it may change our lives. But can we really guess? Consider how far we have come since ENIAC, commonly thought of as the first computer, was built in 1944.
  The size of an 18-wheeler, ENIAC weighed 25 tons, consumed 140,000 watts of electricity, and executed 5,000 basic arithmetic operations per second.
  By comparison, today's 486 microprocessor is the size of a dime, weighs less than a packet of Sweet 'N Low, and uses less than 2 watts of electricity--yet it can execute up to 54 million instructions per second.
  Faster, smaller, and cheaper are the themes which have driven computer advancements during the past 50 years.
  A greeting card that plays "Happy Birthday" contains more computing power than any computer which existed prior to 1950.
  Randall Tobias, former Vice Chairman of AT&T, estimates "computer power is 8,000 times cheaper than it was 30 years ago. If we had similar progress in automotive technology today, you could buy a Lexus for about $2. It would travel at the speed of sound and go about 600 miles on a thimble of gas."
  Probably the most profound growth of computer technology has been in the workplace. Ideas that were unheard of just decades ago have become commonplace.
  Most of these advances have been achieved to help us handle the tremendous volume of data produced today.
  It is estimated that more information has been produced in the last 30 years than in the prior 5,000.
  A weekday edition of The New York Times contains more information than the average person was likely to come across in a lifetime during 17th century England.
  As the demand grows for even more complex technology, no one knows what our workplace will be like in 10 years. We can only imagine what rich opportunities will open to us as beneficiaries of the extraordinary ongoing legacy of computer technology.

Source: The Employee Handbook of New Work Habits For A Radically Changing World. Published in 1993 by Price Pritchett, Pritchett & Associates, Inc. Dallas, TX.

Financials

SCHEDULE OF INVESTMENTS
October 31, 1995

 SHARES                                                   MARKET VALUE
             COMMON STOCKS - 87.67%

             ADVERTISING/BROADCASTING - 0.55%

      50,000 Clear Channel Communications, Inc.(a)       $    4,100,000
-----------------------------------------------------------------------
     150,000 Heritage Media Corp.-Class A(A)                  4,162,500
-----------------------------------------------------------------------
     100,000 Meredith Corp.                                   3,575,000
-----------------------------------------------------------------------
      21,300 Sinclair Broadcast Group, Inc.-Class A(a)          441,975
-----------------------------------------------------------------------
                                                             12,279,475
-----------------------------------------------------------------------

             AUTOMOBILE/TRUCKS PARTS & TIRES - 0.44%

     150,000 Borg-Warner Automotive, Inc.                     4,425,000
-----------------------------------------------------------------------
     300,000 Thompson PBE, Inc.(a)                            5,475,000
-----------------------------------------------------------------------
                                                              9,900,000
-----------------------------------------------------------------------

             BEVERAGES - 0.42%

     195,000 Canandaigua Wine Co., Inc.-Class A(a)            9,360,000
-----------------------------------------------------------------------

             BUILDING MATERIALS - 0.10%

      70,000 Danaher Corp.                                    2,170,000
-----------------------------------------------------------------------

             BUSINESS SERVICES - 0.79%

     195,000 Alternative Resources Corp.(a)                   6,045,000
-----------------------------------------------------------------------
     167,700 Brandon Systems Corp.                            3,018,600
-----------------------------------------------------------------------
     159,500 Healthcare COMPARE Corp.(a)                      5,901,500
-----------------------------------------------------------------------
     200,000 Sterling Healthcare Group(a)                     2,750,000
-----------------------------------------------------------------------
                                                             17,715,100
-----------------------------------------------------------------------

             CHEMICALS - 0.12%

     175,000 Applied Extrusion Technologies, Inc.(a)          2,690,625
-----------------------------------------------------------------------

             CHEMICALS (SPECIALTY) - 0.58%

     355,500 Airgas Inc.(a)                                   9,465,188
-----------------------------------------------------------------------
     150,000 Mississippi Chemical Corp.                       3,618,750
-----------------------------------------------------------------------
                                                             13,083,938
-----------------------------------------------------------------------

             COMPUTER MINI/PCS - 0.28%

     400,000 Rational Software Corp.(a)                       6,250,000
-----------------------------------------------------------------------

                                                           Financials

 SHARES                                                 MARKET VALUE
             COMPUTER NETWORKING - 4.93%

     400,000 ALANTEC Corp.(a)                          $   14,300,000
---------------------------------------------------------------------
     160,000 Ascend Communications, Inc.(a)                10,400,000
---------------------------------------------------------------------
     300,000 Auspex Systems, Inc.(a)                        4,237,500
---------------------------------------------------------------------
     125,000 Belden, Inc.                                   3,015,625
---------------------------------------------------------------------
     350,000 Black Box Corp.(a)                             5,687,500
---------------------------------------------------------------------
     120,600 Cascade Communications Corp.(a)                8,592,750
---------------------------------------------------------------------
     500,000 Cheyenne Software, Inc.(a)                    10,437,500
---------------------------------------------------------------------
     100,000 CIDCO, Inc.(a)                                 2,962,500
---------------------------------------------------------------------
     315,000 DSP Group, Inc.(a)                             5,118,750
---------------------------------------------------------------------
     279,300 FORE Systems, Inc.(a)                         14,802,900
---------------------------------------------------------------------
     150,000 InterVoice, Inc.(a)                            2,737,500
---------------------------------------------------------------------
     100,000 Lannet Data Communications, Ltd.(a)            2,875,000
---------------------------------------------------------------------
     230,000 Madge, N.V.(a)                                 9,631,250
---------------------------------------------------------------------
     300,000 Microtest, Inc.(a)                             4,650,000
---------------------------------------------------------------------
     200,000 Network Equipment Technologies, Inc.(a)        6,525,000
---------------------------------------------------------------------
     155,300 Optical Data Systems, Inc.(a)                  4,639,588
---------------------------------------------------------------------
                                                          110,613,363
---------------------------------------------------------------------

             COMPUTER PERIPHERALS - 3.79%

     337,500 Alliance Semiconductor Corp.(a)               10,378,125
---------------------------------------------------------------------
     210,000 Dialogic Corp.(a)                              6,090,000
---------------------------------------------------------------------
     100,000 Digi International, Inc.(a)                    2,675,000
---------------------------------------------------------------------
     135,000 Eltron International, Inc.(a)                  4,387,500
---------------------------------------------------------------------
     100,000 Filenet Corp.(a)                               4,537,500
---------------------------------------------------------------------
     210,250 Microchip Technology, Inc.(a)                  8,344,297
---------------------------------------------------------------------
     600,000 Mylex Corp.(a)                                11,175,000
---------------------------------------------------------------------
     310,000 Oak Technology, Inc.(a)                       16,972,500
---------------------------------------------------------------------
     190,000 Read-Rite Corp.(a)                             6,626,250
---------------------------------------------------------------------
     150,000 U.S. Robotics Corp.(a)                        13,875,000
---------------------------------------------------------------------
                                                           85,061,172
---------------------------------------------------------------------

Financials

 SHARES                                                 MARKET VALUE
             COMPUTER SOFTWARE/SERVICES - 14.90%

     325,000 Acclaim Entertainment, Inc.(a)            $    7,678,125
---------------------------------------------------------------------
     400,000 Activision, Inc.(a)                            6,700,000
---------------------------------------------------------------------
      39,000 Adobe Systems, Inc.                            2,223,000
---------------------------------------------------------------------
     225,000 Affiliated Computer Services, Inc.(a)          7,537,500
---------------------------------------------------------------------
     190,000 Analysts International Corp.                   5,628,750
---------------------------------------------------------------------
      48,800 Astea International, Inc.(a)                     878,400
---------------------------------------------------------------------
     150,000 Atria Software, Inc.(a)                        5,362,500
---------------------------------------------------------------------
      78,500 Bell & Howell Co.(a)                           1,962,500
---------------------------------------------------------------------
     112,500 Cadence Design Systems, Inc.(a)                3,628,125
---------------------------------------------------------------------
     212,100 Cerner Corp.(a)                                5,620,650
---------------------------------------------------------------------
      46,100 Checkfree Corp.(a)                               973,863
---------------------------------------------------------------------
   1,300,000 Computervision Corp.(a)                       15,275,000
---------------------------------------------------------------------
      39,800 Computron Software, Inc.(a)                      676,600
---------------------------------------------------------------------
     300,000 Corel Corp.(a)                                 5,137,500
---------------------------------------------------------------------
     200,000 CyCare Systems, Inc.(a)                        6,200,000
---------------------------------------------------------------------
      18,000 DataWorks Corp.(a)                               249,750
---------------------------------------------------------------------
     200,000 Diamond Multimedia Systems, Inc.(a)            5,900,000
---------------------------------------------------------------------
      20,000 Edmark Corp.(a)                                  860,000
---------------------------------------------------------------------
      50,000 Electronics for Imaging, Inc.(a)               4,112,500
---------------------------------------------------------------------
     325,000 Expert Software, Inc.(a)                       6,743,750
---------------------------------------------------------------------
     200,000 FTP Software, Inc.(a)                          5,400,000
---------------------------------------------------------------------
     100,000 HBO & Co.                                      7,075,000
---------------------------------------------------------------------
     276,600 HCIA, Inc.(a)                                  7,537,350
---------------------------------------------------------------------
      32,000 HPR Inc.(a)                                      832,000
---------------------------------------------------------------------
     200,000 Hummingbird Communications Ltd.(a)             8,600,000
---------------------------------------------------------------------
     160,000 Hyperion Software Corp.(a)                     7,880,000
---------------------------------------------------------------------
     215,200 Imnet Systems, Inc.(a)                         5,460,700
---------------------------------------------------------------------
      10,000 Integrated Measurement Systems, Inc.(a)          135,000
---------------------------------------------------------------------
     250,000 Integrated Silicon Systems, Inc.(a)            7,343,750
---------------------------------------------------------------------
     288,000 Integrated Systems, Inc.(a)                   10,080,000
---------------------------------------------------------------------
     365,500 Intersolv Inc.(a)                              5,756,625
---------------------------------------------------------------------
      20,500 Logic Works, Inc.(a)                             312,625
---------------------------------------------------------------------
     200,000 Macromedia, Inc.(a)                            7,400,000
---------------------------------------------------------------------

                                                           Financials

 SHARES                                                  MARKET VALUE
             Computer Software/Services - (continued)

     270,000 Medic Computer Systems, Inc.(a)            $   14,377,500
----------------------------------------------------------------------
     500,000 Mentor Graphics Corp.(a)                       10,500,000
----------------------------------------------------------------------
     305,000 Microcom, Inc.(a)                               6,671,875
----------------------------------------------------------------------
     140,000 NetManage, Inc.(a)                              2,852,500
----------------------------------------------------------------------
     350,000 Network General Corp.(a)                       14,525,000
----------------------------------------------------------------------
      40,500 ON Technology Corp.(a)                            486,000
----------------------------------------------------------------------
     340,000 PairGain Technologies, Inc.(a)                 14,535,000
----------------------------------------------------------------------
      75,000 PeopleSoft, Inc.(a)                             6,450,000
----------------------------------------------------------------------
     245,900 Phamis, Inc.(a)                                 6,208,975
----------------------------------------------------------------------
     250,000 Pinnacle Systems, Inc.(a)                       7,843,750
----------------------------------------------------------------------
     200,000 Planar Systems Inc.(a)                          3,475,000
----------------------------------------------------------------------
     150,000 Platinum Technology, Inc.(a)                    2,737,500
----------------------------------------------------------------------
      50,000 Policy Management Systems Corp.(a)              2,356,250
----------------------------------------------------------------------
      49,300 Premenos Technology Corp.(a)                    1,935,025
----------------------------------------------------------------------
     200,000 Project Software & Development, Inc.(a)         5,300,000
----------------------------------------------------------------------
      85,000 Pure Software, Inc.(a)                          3,123,750
----------------------------------------------------------------------
     500,000 S3, Inc.(a)                                     8,562,500
----------------------------------------------------------------------
     325,000 Shared Medical Systems Corp.                   12,553,125
----------------------------------------------------------------------
      30,100 Smith Micro Software, Inc.(a)                     368,725
----------------------------------------------------------------------
     290,000 Softdesk, Inc.(a)                               6,742,500
----------------------------------------------------------------------
     250,000 SoftKey International, Inc.(a)                  7,875,000
----------------------------------------------------------------------
     100,000 Sterling Software, Inc.(a)                      4,612,500
----------------------------------------------------------------------
     400,000 Symantec Corp.(a)                               9,725,000
----------------------------------------------------------------------
      10,500 Synopsys, Inc.(a)                                 393,750
----------------------------------------------------------------------
      16,500 Unison Software, Inc.(a)                          206,250
----------------------------------------------------------------------
      31,300 Vantive Corp.(a)                                  500,800
----------------------------------------------------------------------
      24,500 Verity, Inc.(a)                                   900,375
----------------------------------------------------------------------
     170,000 Viasoft, Inc.(a)                                2,210,000
----------------------------------------------------------------------
     350,000 Wind River Systems, Inc.(a)                     9,450,000
----------------------------------------------------------------------
                                                           334,640,213
----------------------------------------------------------------------

Financials

 SHARES                                                     MARKET VALUE
             CONSUMER NON-DURABLES - 0.26%

     121,600 Department 56, Inc.(a)                        $    5,517,600
-------------------------------------------------------------------------
      15,900 USA Detergents, Inc.(a)                              405,450
-------------------------------------------------------------------------
                                                                5,923,050
-------------------------------------------------------------------------

             CONTAINERS - 0.18%

     150,000 Sealed Air Corp.(a)                                3,956,250
-------------------------------------------------------------------------

             COSMETICS & TOILETRIES - 0.09%

     101,800 Helen of Troy, Ltd.(a)                             1,921,475
-------------------------------------------------------------------------

             ELECTRONIC COMPONENTS/MISCELLANEOUS - 5.39%

     202,500 Aetrium, Inc.(a)                                   4,404,375
-------------------------------------------------------------------------
     200,000 Ametek, Inc.                                       3,525,000
-------------------------------------------------------------------------
     200,000 Amphenol Corp.(a)                                  4,325,000
-------------------------------------------------------------------------
      70,000 BMC Industries, Inc.                               2,703,750
-------------------------------------------------------------------------
     150,000 Brooks Automation, Inc.(a)                         2,700,000
-------------------------------------------------------------------------
     200,000 California Amplifier, Inc.(a)                      5,400,000
-------------------------------------------------------------------------
     300,000 Electro Scientific Industries, Inc.(a)             9,300,000
-------------------------------------------------------------------------
      50,000 Franklin Electronic Publishers, Inc.(a)            2,068,750
-------------------------------------------------------------------------
     224,700 General Scanning, Inc.(a)                          2,696,400
-------------------------------------------------------------------------
     126,000 Harman International Industries, Inc.              5,811,750
-------------------------------------------------------------------------
     175,000 Integrated Silicon Solution, Inc.(a)               5,479,688
-------------------------------------------------------------------------
      29,200 Mackie Designs, Inc.(a)                              372,300
-------------------------------------------------------------------------
     125,000 Methode Electronics, Inc.                          2,875,000
-------------------------------------------------------------------------
      46,875 Molex, Inc.                                        1,546,875
-------------------------------------------------------------------------
      52,800 Oak Industries, Inc.(a)                            1,102,200
-------------------------------------------------------------------------
     200,000 Perceptron, Inc.(a)                                5,350,000
-------------------------------------------------------------------------
     250,000 PRI Automation, Inc.(a)                            9,250,000
-------------------------------------------------------------------------
     425,000 PSC, Inc.(a)                                       4,356,250
-------------------------------------------------------------------------
     225,000 Recoton Corp.(a)                                   5,006,250
-------------------------------------------------------------------------
     104,500 Semitool, Inc.(a)                                  1,698,125
-------------------------------------------------------------------------
      62,000 Smartflex Systems, Inc.(a)                           906,750
-------------------------------------------------------------------------
     300,000 Symbol Technologies, Inc.(a)                      10,462,500
-------------------------------------------------------------------------
     100,000 Tektronix, Inc.                                    5,925,000
-------------------------------------------------------------------------
     500,000 Telxon Corp.                                      11,562,500
-------------------------------------------------------------------------
     369,000 Teradyne, Inc.(a)                                 12,315,375
-------------------------------------------------------------------------
                                                              121,143,838
-------------------------------------------------------------------------

                                                      Financials


 SHARES                                             MARKET VALUE
             ELECTRONIC/DEFENSE - 0.35%

     200,000 Alpha Industries, Inc.(a)             $    3,100,000
-----------------------------------------------------------------
     100,000 Watkins-Johnson Co.                        4,812,500
-----------------------------------------------------------------
                                                        7,912,500
-----------------------------------------------------------------

             ELECTRONIC/PC DISTRIBUTORS - 0.73%

     250,000 Kent Electronics Corp.(a)                 12,187,500
-----------------------------------------------------------------
     300,000 Pioneer-Standard Electronics, Inc.         4,162,500
-----------------------------------------------------------------
                                                       16,350,000
-----------------------------------------------------------------

             FINANCE (CONSUMER CREDIT) - 2.87%

     220,000 Aames Financial Corp.                      5,500,000
-----------------------------------------------------------------
     100,000 CMAC Investment Corp.                      4,750,000
-----------------------------------------------------------------
     200,050 Concord EFS, Inc.(a)                       6,901,725
-----------------------------------------------------------------
     500,000 Credit Acceptance Corp.(a)                11,750,000
-----------------------------------------------------------------
     153,800 General Acceptance Corp.(a)                4,075,700
-----------------------------------------------------------------
     475,000 Medaphis Corp.(a)                         15,081,250
-----------------------------------------------------------------
     225,000 Money Store Inc. (The)                     9,000,000
-----------------------------------------------------------------
     150,000 PMT Services, Inc.(a)                      4,031,250
-----------------------------------------------------------------
      40,500 WFS Financial, Inc.(a)                       673,312
-----------------------------------------------------------------
     200,000 World Acceptance Corp.(a)                  2,600,000
-----------------------------------------------------------------
                                                       64,363,237
-----------------------------------------------------------------

             FINANCE (LEASING COMPANIES) - 0.26%

     225,000 Oxford Resources Corp.(a)                  5,906,250
-----------------------------------------------------------------

             FINANCE (SAVINGS & LOAN) - 0.20%

      75,000 TCF Financial Corp.                        4,406,250
-----------------------------------------------------------------

             FUNERAL SERVICES - 0.41%

      32,500 Equity Corporation International(a)          682,500
-----------------------------------------------------------------
     250,000 Stewart Enterprises Inc.-Class A           8,437,500
-----------------------------------------------------------------
                                                        9,120,000
-----------------------------------------------------------------

             GAMING - 0.25%

      75,000 Grand Casinos, Inc.(a)                     2,981,250
-----------------------------------------------------------------
     250,000 Players International, Inc.(a)             2,687,500
-----------------------------------------------------------------
                                                        5,668,750
-----------------------------------------------------------------

Financials

 SHARES                                                 MARKET VALUE
             HOTELS/MOTELS - 0.40%

     175,000 La Quinta Motor Inns, Inc.                $    4,506,250
---------------------------------------------------------------------
     450,000 Prime Hospitality Corp.(a)                     4,443,750
---------------------------------------------------------------------
                                                            8,950,000
---------------------------------------------------------------------

             INSURANCE (LIFE & HEALTH) - 0.32%

     100,000 American Travelers Corp.(a)                    2,237,500
---------------------------------------------------------------------
     175,000 United Companies Financial Corp.               4,943,750
---------------------------------------------------------------------
                                                            7,181,250
---------------------------------------------------------------------

             INSURANCE (MULTI-LINE PROPERTY) - 0.84%

      60,000 Allied Group, Inc.                             1,950,000
---------------------------------------------------------------------
     319,500 HCC Insurance Holdings, Inc.(a)               11,102,625
---------------------------------------------------------------------
      34,200 United Dental Care, Inc.(a)                    1,043,100
---------------------------------------------------------------------
     119,000 Vesta Insurance Group, Inc.                    4,804,625
---------------------------------------------------------------------
                                                           18,900,350
---------------------------------------------------------------------

             LEISURE & RECREATION - 1.67%

     158,800 Avid Technology, Inc.(a)                       6,947,500
---------------------------------------------------------------------
     400,000 Cannondale Corp.(a)                            6,400,000
---------------------------------------------------------------------
      50,000 Coleman Co., Inc.(a)                           1,712,500
---------------------------------------------------------------------
     287,500 Guest Supply, Inc.(a)                          5,426,562
---------------------------------------------------------------------
     300,000 Moovies, Inc.(a)                               4,912,500
---------------------------------------------------------------------
     250,000 Ride, Inc.(a)                                  6,031,250
---------------------------------------------------------------------
     200,000 West Marine, Inc.(a)                           6,100,000
---------------------------------------------------------------------
                                                           37,530,312
---------------------------------------------------------------------

             MACHINE TOOLS - 0.47%

     200,000 Acme-Cleveland Corp.                           4,375,000
---------------------------------------------------------------------
     100,000 Applied Power, Inc.-Class A                    3,037,500
---------------------------------------------------------------------
     100,000 Kennametal Inc.                                3,112,500
---------------------------------------------------------------------
                                                           10,525,000
---------------------------------------------------------------------

             MACHINERY (HEAVY) - 0.27%

      34,000 AGCO Corp.                                     1,521,500
---------------------------------------------------------------------
     285,000 Tractor Supply Co.(a)                          4,488,750
---------------------------------------------------------------------
                                                            6,010,250
---------------------------------------------------------------------

                                                                Financials

 SHARES                                                       MARKET VALUE
             MACHINERY (MISCELLANEOUS) - 0.17%

     100,000 Kulicke & Soffa Industries, Inc.(a)             $    3,500,000
---------------------------------------------------------------------------
      37,500 TransPro, Inc.                                         412,500
---------------------------------------------------------------------------
                                                                  3,912,500
---------------------------------------------------------------------------

             MEDICAL (DRUGS) - 1.16%

     100,000 Alpharma, Inc.-Class A                               2,400,000
---------------------------------------------------------------------------
      79,500 Arbor Drugs, Inc.                                    1,470,750
---------------------------------------------------------------------------
     225,000 Cardinal Health, Inc.                               11,559,375
---------------------------------------------------------------------------
      75,000 Express Scripts, Inc.-Class A(a)                     2,850,000
---------------------------------------------------------------------------
      29,000 Gulf South Medical Supply, Inc.(a)                     601,750
---------------------------------------------------------------------------
     160,000 Watson Pharmaceuticals, Inc.(a)                      7,160,000
---------------------------------------------------------------------------
                                                                 26,041,875
---------------------------------------------------------------------------

             MEDICAL (PATIENT SERVICES) - 8.79%

     420,000 AHI Healthcare Systems, Inc.(a)                      5,880,000
---------------------------------------------------------------------------
     400,000 American Medical Response, Inc.(a)                  11,550,000
---------------------------------------------------------------------------
     400,000 Apria Healthcare Group, Inc.(a)                      8,650,000
---------------------------------------------------------------------------
     390,000 Arbor Health Care Co.(a)                             6,630,000
---------------------------------------------------------------------------
     300,000 Community Health Systems, Inc.(a)                    9,525,000
---------------------------------------------------------------------------
     145,800 Enterprise Systems, Inc.(a)                          3,408,075
---------------------------------------------------------------------------
     300,000 Genesis Health Ventures, Inc.(a)                     8,662,500
---------------------------------------------------------------------------
     350,000 Health Care and Retirement Corp.(a)                 10,281,250
---------------------------------------------------------------------------
     491,775 Health Management Associates, Inc.-Class A(a)       10,573,163
---------------------------------------------------------------------------
     250,000 Healthsource, Inc.(a)                               13,250,000
---------------------------------------------------------------------------
     525,530 HEALTHSOUTH Corp.(a)                                13,729,470
---------------------------------------------------------------------------
     200,000 Horizon Healthcare Corp.(a)                          4,050,000
---------------------------------------------------------------------------
     150,000 Integrated Health Services, Inc.                     3,431,250
---------------------------------------------------------------------------
     425,000 Lincare Holdings, Inc.(a)                           10,571,875
---------------------------------------------------------------------------
     268,600 Living Centers of America, Inc.(a)                   6,950,025
---------------------------------------------------------------------------
     250,000 Multicare Companies, Inc. (The)(a)                   4,687,500
---------------------------------------------------------------------------
      27,800 Myraid Genetics, Inc.(a)                               750,600
---------------------------------------------------------------------------
     250,000 OrNda HealthCorp(a)                                  4,406,250
---------------------------------------------------------------------------
     100,000 Oxford Health Plans, Inc.(a)                         7,825,000
---------------------------------------------------------------------------
     117,500 Pediatrix Medical Group, Inc.(a)                     2,540,938
---------------------------------------------------------------------------
     115,000 PhyCor, Inc.(a)                                      4,226,250
---------------------------------------------------------------------------

Financials

 SHARES                                                  MARKET VALUE
             Medical (Patient Services) - (continued)

     134,500 Physician Reliance Network, Inc.(a)        $    4,472,125
----------------------------------------------------------------------
     400,000 Quorum Health Group, Inc.(a)                    8,575,000
----------------------------------------------------------------------
     400,000 Rotech Medical Corp.(a)                         9,100,000
----------------------------------------------------------------------
     120,000 Sierra Health Services, Inc.(a)                 3,435,000
----------------------------------------------------------------------
     250,000 Summit Care Corp.(a)                            5,187,500
----------------------------------------------------------------------
     239,400 TheraTx Inc.(a)                                 2,693,250
----------------------------------------------------------------------
     200,000 Tokos Medical Corp.(a)                          1,850,000
----------------------------------------------------------------------
      99,500 Value Health, Inc.(a)                           2,276,062
----------------------------------------------------------------------
     300,000 Vencor, Inc.(a)                                 8,325,000
----------------------------------------------------------------------
                                                           197,493,083
----------------------------------------------------------------------

             MEDICAL INSTRUMENTS/PRODUCTS - 3.46%

     297,000 Conmed Corp.(a)                                10,395,000
----------------------------------------------------------------------
      52,300 Cordis Corp.(a)                                 5,779,150
----------------------------------------------------------------------
      18,300 De Rigo S.p.A.-ADR(a)                             377,437
----------------------------------------------------------------------
     250,000 Empi Inc.(a)                                    5,562,500
----------------------------------------------------------------------
     250,000 Haemonetics Corp.(a)                            4,718,750
----------------------------------------------------------------------
      69,800 Heart Technology, Inc.(a)                       1,989,300
----------------------------------------------------------------------
     150,000 MiniMed, Inc.(a)                                1,387,500
----------------------------------------------------------------------
     190,500 Nellcor Puritan Bennett, Inc.(a)               10,953,750
----------------------------------------------------------------------
     250,000 Omnicare Inc.                                   9,062,500
----------------------------------------------------------------------
     250,000 Patterson Dental Co.(a)                         6,250,000
----------------------------------------------------------------------
     200,000 ResMed, Inc.(a)                                 3,000,000
----------------------------------------------------------------------
     300,000 Sybron International Corp.(a)                  12,750,000
----------------------------------------------------------------------
      70,000 Target Therapeutics, Inc.(a)                    5,425,000
----------------------------------------------------------------------
                                                            77,650,887
----------------------------------------------------------------------

             OFFICE AUTOMATION - 0.70%

     200,000 Danka Business Systems PLC-ADR                  6,700,000
----------------------------------------------------------------------
     275,000 In Focus Systems, Inc.(a)                       9,040,625
----------------------------------------------------------------------
                                                            15,740,625
----------------------------------------------------------------------

                                                        Financials

 SHARES                                               MARKET VALUE
             POLLUTION CONTROL - 0.73%

     185,000 Asyst Technologies, Inc.(a)             $    7,770,000
-------------------------------------------------------------------
      50,000 Sanifill, Inc.(a)                            1,575,000
-------------------------------------------------------------------
      70,000 United Waste Systems, Inc.(a)                2,765,000
-------------------------------------------------------------------
     206,500 USA Waste Services, Inc.(a)                  4,336,500
-------------------------------------------------------------------
                                                         16,446,500
-------------------------------------------------------------------

             PUBLISHING - 0.08%

      61,000 Media General, Inc.-Class A                  1,692,750
-------------------------------------------------------------------

             RESTAURANTS - 1.74%

     251,562 Apple South, Inc.                            5,157,020
-------------------------------------------------------------------
     350,000 Buffets, Inc.(a)                             4,375,000
-------------------------------------------------------------------
     300,000 Daka International, Inc.(a)                  9,112,500
-------------------------------------------------------------------
     700,000 Landry's Seafood Restaurants, Inc.(a)        9,450,000
-------------------------------------------------------------------
     500,000 Sonic Corp.(a)                              11,000,000
-------------------------------------------------------------------
                                                         39,094,520
-------------------------------------------------------------------

             RETAIL (FOOD & DRUG) - 0.36%

     200,000 Big B, Inc.                                  2,950,000
-------------------------------------------------------------------
     220,000 Casey's General Stores, Inc.                 5,060,000
-------------------------------------------------------------------
                                                          8,010,000
-------------------------------------------------------------------

             RETAIL (STORES) - 6.01%

     155,000 Baby Superstore, Inc.(a)                     7,323,750
-------------------------------------------------------------------
     200,000 Bed Bath & Beyond, Inc.(a)                   6,250,000
-------------------------------------------------------------------
     101,700 CDW Computer Centers, Inc.(a)                4,932,450
-------------------------------------------------------------------
      85,000 CompUSA, Inc.(a)                             3,251,250
-------------------------------------------------------------------
     199,100 Corporate Express, Inc.(a)                   5,201,488
-------------------------------------------------------------------
     300,000 Creative Computers, Inc.(a)                  8,700,000
-------------------------------------------------------------------
     200,100 Duty Free International, Inc.                2,851,425
-------------------------------------------------------------------
     208,600 Eastbay, Inc.(a)                             4,432,750
-------------------------------------------------------------------
      35,300 Gadzooks, Inc.(a)                              653,050
-------------------------------------------------------------------
     250,000 Global DirectMail Corp.(a)                   6,812,500
-------------------------------------------------------------------
     350,000 Gymboree Corp.(a)                            7,918,750
-------------------------------------------------------------------
     375,000 Hollywood Entertainment Corp.(a)            10,031,250
-------------------------------------------------------------------
     100,000 Just for Feet, Inc.(a)                       2,362,500
-------------------------------------------------------------------
     300,000 Men's Wearhouse, Inc. (The)(a)              11,700,000
-------------------------------------------------------------------

Financials

 SHARES                                                MARKET VALUE
             Retail (Stores) - (continued)

     265,800 Micro Warehouse, Inc.(a)                 $   11,828,100
--------------------------------------------------------------------
     115,000 Movie Gallery, Inc.(a)                        4,427,500
--------------------------------------------------------------------
     100,000 Oakley, Inc.(a)                               3,450,000
--------------------------------------------------------------------
     150,000 Performance Food Group Co.(a)                 3,487,500
--------------------------------------------------------------------
     285,000 Petco Animal Supplies, Inc.(a)                7,980,000
--------------------------------------------------------------------
      59,900 Proffitt's, Inc.(a)                           1,400,162
--------------------------------------------------------------------
      20,000 Regis Corp.(a)                                  455,000
--------------------------------------------------------------------
     425,000 Sports Authority, Inc. (The)(a)               9,243,750
--------------------------------------------------------------------
     300,000 Sunglass Hut International, Inc.(a)           8,175,000
--------------------------------------------------------------------
     150,000 Zale Corp.(a)                                 2,212,500
--------------------------------------------------------------------
                                                         135,080,675
--------------------------------------------------------------------

             SCIENTIFIC INSTRUMENTS - 0.40%

     100,000 Dynatech Corp.(a)                             1,500,000
--------------------------------------------------------------------
     200,000 Input/Output, Inc.(a)                         7,475,000
--------------------------------------------------------------------
                                                           8,975,000
--------------------------------------------------------------------

             SEMICONDUCTORS - 14.34%

     129,100 Advanced Technology Materials, Inc.(a)        1,403,963
--------------------------------------------------------------------
     190,000 Altera Corp.(a)                              11,495,000
--------------------------------------------------------------------
     125,000 ASM Lithography Holding N.V.(a)               6,203,125
--------------------------------------------------------------------
     300,000 Atmel Corp.(a)                                9,375,000
--------------------------------------------------------------------
     250,000 Burr-Brown Corp.(a)                           8,125,000
--------------------------------------------------------------------
     300,000 Chips and Technologies, Inc.(a)               2,625,000
--------------------------------------------------------------------
     130,000 Cirrus Logic, Inc.(a)                         5,476,250
--------------------------------------------------------------------
     500,000 Computer Products, Inc.(a)                    5,812,500
--------------------------------------------------------------------
     225,000 Credence Systems Corp.(a)                     8,409,375
--------------------------------------------------------------------
     350,000 Cypress Semiconductor Corp.(a)               12,337,500
--------------------------------------------------------------------
     265,000 Elantec Semiconductor, Inc.(a)                1,921,250
--------------------------------------------------------------------
      85,000 Electroglas, Inc.(a)                          5,971,250
--------------------------------------------------------------------
      14,900 ESS Technology, Inc.(a)                         447,000
--------------------------------------------------------------------
     250,000 Exar Corp.(a)                                 5,937,500
--------------------------------------------------------------------
     270,000 FSI International, Inc.(a)                    6,412,500
--------------------------------------------------------------------
      95,000 GaSonics International Corp.(a)               3,135,000
--------------------------------------------------------------------
     220,000 HADCO Corp.(a)                                6,160,000
--------------------------------------------------------------------

                                                        Financials

 SHARES                                               MARKET VALUE
             Semiconductors - (continued)

     250,000 Information Storage Devices, Inc.(a)    $    5,437,500
-------------------------------------------------------------------
     600,000 Integrated Device Technology, Inc.(a)       11,400,000
-------------------------------------------------------------------
     150,000 Integrated Process Equipment Corp.(a)        5,568,750
-------------------------------------------------------------------
     175,000 International Rectifier Corp.(a)             7,896,875
-------------------------------------------------------------------
     400,000 Jabil Circuit, Inc.(a)                       6,750,000
-------------------------------------------------------------------
     275,000 KEMET Corp.(a)                               9,487,500
-------------------------------------------------------------------
     150,000 KLA Instruments Corp.(a)                     6,412,500
-------------------------------------------------------------------
     150,000 LAM Research Corp.(a)                        9,131,250
-------------------------------------------------------------------
     214,800 Lattice Semiconductor Corp.(a)               8,430,900
-------------------------------------------------------------------
     200,000 Linear Technology Corp.                      8,750,000
-------------------------------------------------------------------
     200,000 LSI Logic Corp.(a)                           9,425,000
-------------------------------------------------------------------
      81,000 Maxim Integrated Products, Inc.(a)           6,054,750
-------------------------------------------------------------------
     400,000 MEMC Electronic Materials, Inc.(a)          12,800,000
-------------------------------------------------------------------
     142,200 Merix Corp.(a)                               5,261,400
-------------------------------------------------------------------
     100,000 Novellus Systems, Inc.(a)                    6,887,500
-------------------------------------------------------------------
     350,000 Paradigm Technology, Inc.(a)                 7,700,000
-------------------------------------------------------------------
      97,500 Photronics, Inc.(a)                          2,876,250
-------------------------------------------------------------------
     125,000 Sanmina Corp.(a)                             6,750,000
-------------------------------------------------------------------
     336,400 SCI Systems, Inc.(a)                        11,816,050
-------------------------------------------------------------------
     300,000 Sierra Semiconductor Corp.(a)                5,362,500
-------------------------------------------------------------------
     200,000 Silicon Valley Group, Inc.(a)                6,475,000
-------------------------------------------------------------------
     180,200 Tencor Instruments(a)                        7,681,025
-------------------------------------------------------------------
     350,000 Tower Semiconductor Ltd.(a)                 10,587,500
-------------------------------------------------------------------
     227,200 Triquint Semiconductor, Inc.(a)              5,168,800
-------------------------------------------------------------------
     350,000 Tylan General, Inc.(a)                       5,600,000
-------------------------------------------------------------------
     203,200 Ultratech Stepper, Inc.(a)                   8,128,000
-------------------------------------------------------------------
     400,000 Vitesse Semiconductor Corp.(a)               4,700,000
-------------------------------------------------------------------
     475,000 VLSI Technology, Inc.(a)                    11,162,500
-------------------------------------------------------------------
     200,000 Zilog, Inc.(a)                               7,100,000
-------------------------------------------------------------------
                                                        322,048,763
-------------------------------------------------------------------

Financials

 SHARES                                               MARKET VALUE
             SHOES & RELATED APPAREL - 0.36%

     145,000 Maxwell Shoe Co., Inc. - Class A        $      652,500
-------------------------------------------------------------------
     250,000 Wolverine World Wide, Inc.                   7,500,000
-------------------------------------------------------------------
                                                          8,152,500
-------------------------------------------------------------------

             STEEL - 0.13%

      34,100 J & L Specialty Steel, Inc.                    558,388
-------------------------------------------------------------------
     112,500 Synalloy Corp.                               2,306,250
-------------------------------------------------------------------
                                                          2,864,638
-------------------------------------------------------------------

             TELECOMMUNICATIONS - 5.99%

     140,000 ADC Telecommunications, Inc.(a)              5,600,000
-------------------------------------------------------------------
     150,000 Allen Group, Inc.(a)                         3,675,000
-------------------------------------------------------------------
     200,000 Andrew Corp.(a)                              8,450,000
-------------------------------------------------------------------
     225,000 Aspect Telecommunications Corp.(a)           7,734,375
-------------------------------------------------------------------
     406,250 Brightpoint, Inc.(a)                         7,718,750
-------------------------------------------------------------------
      57,500 Brite Voice Systems, Inc.(a)                   955,938
-------------------------------------------------------------------
     150,000 DSC Communications Corp.(a)                  5,550,000
-------------------------------------------------------------------
     450,000 EIS International, Inc.(a)                   8,325,000
-------------------------------------------------------------------
      75,000 Glenayre Technologies, Inc.(a)               4,818,750
-------------------------------------------------------------------
     285,000 Inter-Tel, Inc.(a)                           4,239,375
-------------------------------------------------------------------
     160,000 LCI International, Inc.(a)                   2,880,000
-------------------------------------------------------------------
     150,000 Microdyne Corp.(a)                           4,162,500
-------------------------------------------------------------------
     300,000 Nera AS-ADR(a)                              10,650,000
-------------------------------------------------------------------
     170,900 Octel Communications Corp.(a)                5,831,962
-------------------------------------------------------------------
     174,300 Periphonics Corp.(a)                         4,270,350
-------------------------------------------------------------------
      75,000 Premisys Communications, Inc.(a)             6,712,500
-------------------------------------------------------------------
     150,000 StrataCom, Inc.(a)                           9,225,000
-------------------------------------------------------------------
     223,800 Tekelec(a)                                   3,245,100
-------------------------------------------------------------------
      75,200 Tel-Save Holdings, Inc.(a)                   1,043,400
-------------------------------------------------------------------
     100,000 Tellabs, Inc.(a)                             3,400,000
-------------------------------------------------------------------
     300,000 Teltrend, Inc.(a)                            8,850,000
-------------------------------------------------------------------
     175,000 TESSCO Technologies, Inc.(a)                 4,593,750
-------------------------------------------------------------------
     200,000 Transaction Network Services, Inc.(a)        4,700,000
-------------------------------------------------------------------
     200,000 U.S. Long Distance Corp.(a)                  2,575,000
-------------------------------------------------------------------
     300,000 VTEL Corp.(a)                                5,400,000
-------------------------------------------------------------------
                                                        134,606,750
-------------------------------------------------------------------

                                                              Financials

 SHARES                                                     MARKET VALUE
                 TEXTILES - 1.27%

      100,000    Cutter & Buck, Inc.(a)                    $      650,000
--------------------------------------------------------------------------
      225,000    Nautica Enterprises, Inc.(a)                   7,706,250
--------------------------------------------------------------------------
      212,100    Quicksilver, Inc.(a)                           6,575,100
--------------------------------------------------------------------------
      125,000    St. John's Knits, Inc.                         5,984,375
--------------------------------------------------------------------------
      198,600    Tommy Hilfiger Corp.(a)                        7,571,625
--------------------------------------------------------------------------
                                                               28,487,350
--------------------------------------------------------------------------

                 TRANSPORTATION - 0.12%

       80,000    Fritz Companies, Inc.(a)                       2,800,000
--------------------------------------------------------------------------
                  Total Common Stocks                       1,968,631,064
--------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT

                 U.S. TREASURY SECURITIES - 11.32%

                 U.S. TREASURY BILLS - 11.14%(b)

 $ 68,000,000(e) 5.41%, 01/11/96                               67,297,560
--------------------------------------------------------------------------
  185,000,000(e) 5.415%, 01/18/96                             182,900,250
--------------------------------------------------------------------------
                                                              250,197,810
--------------------------------------------------------------------------

                 U.S. TREASURY NOTES - 0.18%

    4,000,000    4.625%, 02/29/96                               3,988,640
--------------------------------------------------------------------------
                  Total U.S. Treasury Securities              254,186,450
--------------------------------------------------------------------------

                 REPURCHASE AGREEMENT - 2.17%(c)

   48,714,848    Daiwa Securities America Inc., 5.90%,
                 11/01/95(d)                                   48,714,848
--------------------------------------------------------------------------
                 TOTAL INVESTMENTS - 101.16%                2,271,532,362
--------------------------------------------------------------------------
                 OTHER ASSETS LESS LIABILITIES - (1.16%)      (25,978,432)
--------------------------------------------------------------------------
                 NET ASSETS - 100.00%                      $2,245,553,930
==========================================================================

Abbreviations:
ADR - American Depository Receipts

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102 percent of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
(d) Joint repurchase agreement entered into 10/31/95 with a maturing value of $401,494,601. Collateralized by $353,853,000 U.S. Treasury obligations, 8.375% due 08/15/08.
(e) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 6.

See Notes to Financial Statements.

Financials

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1995

ASSETS:

Investments, at market value (cost $1,831,391,083)  $2,271,532,362
------------------------------------------------------------------
Foreign currencies, at market value (cost $1,871)            1,913
------------------------------------------------------------------
Receivables for:
  Investments sold                                       3,491,766
------------------------------------------------------------------
  Capital stock sold                                     7,728,042
------------------------------------------------------------------
  Dividends and interest                                   153,869
------------------------------------------------------------------
Investment for deferred compensation plan                   12,996
------------------------------------------------------------------
Other assets                                               163,005
------------------------------------------------------------------
    Total assets                                     2,283,083,953
------------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                                 27,426,798
------------------------------------------------------------------
  Capital stock reacquired                               6,342,346
------------------------------------------------------------------
  Variation margin                                       1,282,500
------------------------------------------------------------------
  Deferred compensation                                     12,996
------------------------------------------------------------------
Accrued advisory fees                                    1,190,410
------------------------------------------------------------------
Accrued administrative services fees                         5,770
------------------------------------------------------------------
Accrued distribution fees                                  738,680
------------------------------------------------------------------
Accrued directors' fees                                      1,536
------------------------------------------------------------------
Accrued transfer agent fees                                300,608
------------------------------------------------------------------
Accrued operating expenses                                 228,379
------------------------------------------------------------------
    Total liabilities                                   37,530,023
------------------------------------------------------------------
Net assets applicable to shares outstanding         $2,245,553,930
==================================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

 Authorized                                            750,000,000
------------------------------------------------------------------
 Outstanding                                            55,963,906
==================================================================
Net asset value and redemption price per share      $        40.13
==================================================================
Offering price per share:
 (Net asset value of $40.13/94.50%)                 $        42.47
==================================================================

See Notes to Financial Statements.

                                                                Financials

STATEMENT OF OPERATIONS

For the year ended October 31, 1995

INVESTMENT INCOME:

Interest                                                       $  9,289,821
----------------------------------------------------------------------------
Dividends                                                         1,512,937
----------------------------------------------------------------------------
   Total investment income                                       10,802,758
----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                     7,763,206
----------------------------------------------------------------------------
Custodian fees                                                      142,952
----------------------------------------------------------------------------
Directors' fees                                                      13,172
----------------------------------------------------------------------------
Distribution fees                                                 3,023,937
----------------------------------------------------------------------------
Administrative services fees                                         71,528
----------------------------------------------------------------------------
Transfer agent fees                                               2,258,078
----------------------------------------------------------------------------
Other                                                               637,102
----------------------------------------------------------------------------
   Total expenses                                                13,909,975
----------------------------------------------------------------------------
Less fees waived by advisor                                        (788,943)
----------------------------------------------------------------------------
   Net expenses                                                  13,121,032
----------------------------------------------------------------------------
Net investment income (loss)                                     (2,318,274)
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES,
 FUTURES CONTRACTS AND FOREIGN CURRENCIES:

Net realized gain (loss) on sales of:
  Investment securities                                          49,680,708
----------------------------------------------------------------------------
  Futures contracts                                               2,612,770
----------------------------------------------------------------------------
  Foreign currencies                                                 (3,040)
----------------------------------------------------------------------------
                                                                 52,290,438
----------------------------------------------------------------------------

Unrealized appreciation of:

  Investment securities                                         307,131,729
----------------------------------------------------------------------------
  Futures contracts                                               7,624,500
----------------------------------------------------------------------------
  Foreign currencies                                                     42
----------------------------------------------------------------------------
                                                                314,756,271
----------------------------------------------------------------------------
Net gain on investment securities, futures contracts and for-
 eign currencies                                                367,046,709
----------------------------------------------------------------------------
Net increase in net assets resulting from operations           $364,728,435
============================================================================


See Notes to Financial Statements.

Financials

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1995 and 1994

                                                       1995           1994
OPERATIONS:

  Net investment income (loss)                    $   (2,318,274) $ (1,178,968)
-------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment
   securities, futures contracts and foreign
   currencies                                         52,290,438    (2,796,834)
-------------------------------------------------------------------------------
  Net unrealized appreciation of investment
   securities, futures contracts and foreign
   currencies                                        314,756,271    95,272,310
-------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                       364,728,435    91,296,508
-------------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains on investment securities                               --       (25,209)
-------------------------------------------------------------------------------
Net increase from capital stock transactions       1,193,587,768   378,710,145
-------------------------------------------------------------------------------
   Net increase in net assets                      1,558,316,203   469,981,444
-------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                687,237,727   217,256,283
-------------------------------------------------------------------------------
  End of period                                   $2,245,553,930  $687,237,727
===============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)      $1,748,790,238  $557,508,624
-------------------------------------------------------------------------------
  Undistributed net investment income (loss)             (16,714)           --
-------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales
   of investment securities and foreign
   currencies                                         49,014,585    (3,280,447)
-------------------------------------------------------------------------------
  Unrealized appreciation of investment
   securities and foreign currencies                 447,765,821   133,009,550
-------------------------------------------------------------------------------
                                                  $2,245,553,930  $687,237,727
===============================================================================


See Notes to Financial Statements.

                                                               Financials

NOTES TO FINANCIAL STATEMENTS

October 31, 1995

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM Aggressive Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four diversified portfolios: AIM Aggressive Growth Fund, AIM Weingarten Fund, AIM Charter Fund and AIM Constellation Fund. The Fund has temporarily discontinued public sales of its shares to new investors. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
 The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1995, $4,594 was reclassified from undistributed net realized gains to undistributed net investment income (loss) as a result of differing book/tax treatments of foreign currency transactions. In addition, $2,306,154 was reclassified from net investment income (loss) to paid-in capital as a result of a net operating tax loss. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts -- The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
F. Foreign Currency Contracts -- A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.

Financials


NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. This agreement requires AIM to reduce its fees or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale. During the year ended October 31, 1995, AIM waived fees of $788,943. The master investment advisory agreement was amended on November 14, 1994 with respect to the Fund. The amendment to the master investment advisory agreement was approved by the Fund's shareholders at a special meeting held on November 14, 1994. Of the 12,005,913 shares voted at the meeting, 8,253,959 shares voted for the amendment, 3,243,846 voted against the amendment, and 508,108 shares abstained. Under the previous terms, the Fund paid an advisory fee to AIM at the annual rate of 0.60% of the first $200 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $200 million to and including $500 million, plus 0.40% of the Fund's average daily net assets in excess of $500 million to and including $1 billion, plus 0.30% of the Fund's average daily net assets in excess of $1 billion.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1995, AIM was reimbursed $71,528 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Fund. During the year ended October 31, 1995, AFS was paid $1,198,145 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Company has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby the Fund pays AIM Distributors an annual rate of 0.25% of the Fund's average daily net assets as compensation for services related to the sales and distribution of the Fund's shares. The Plan provides that payments to dealers and financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions, may be characterized as a service fee. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Fund's shares. During the year ended October 31, 1995, the Fund paid AIM Distributors $3,023,937 as compensation under the Plan.
 AIM Distributors received commissions of $8,232,597 from sales of shares of the Fund's capital stock during the year ended October 31, 1995. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of capital stock. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
 During the year ended October 31, 1995, the Fund paid legal fees of $4,657 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3 - AFFILIATED COMPANY TRANSACTIONS

Affiliated issuers, as defined in the 1940 Act, are issuers in which the Fund held 5% or more of the outstanding voting securities. A summary of transactions for each issuer who is or was an affiliate at or during the year ended October 31, 1995, were as follows:

                          SHARE BALANCE                     REALIZED          SHARE BALANCE MARKET VALUE
                           OCTOBER 31,  PURCHASES   SALES     GAIN   DIVIDEND  OCTOBER 31,  OCTOBER 31,
NAME OF ISSUER:               1994         COST      COST    (LOSS)   INCOME      1995          1995
Arbor Health Care Co.          -0-      $7,817,338 $191,250 $(6,250)   -0-       390,000     $6,630,000
--------------------------------------------------------------------------------------------------------
Brightpoint Inc.               -0-       6,938,635      -0-      -0-   -0-       406,250      7,718,750
--------------------------------------------------------------------------------------------------------
Cannondale Corp.               -0-       6,794,126      -0-      -0-   -0-       400,000      6,400,000
--------------------------------------------------------------------------------------------------------
Daka International, Inc.       -0-       8,952,002      -0-      -0-   -0-       300,000      9,112,500
--------------------------------------------------------------------------------------------------------
General Acceptance Corp.       -0-       3,547,890      -0-      -0-   -0-       153,800      4,075,700
--------------------------------------------------------------------------------------------------------
General Scanning, Inc.         -0-       2,932,596      -0-      -0-   -0-       224,700      2,696,400
--------------------------------------------------------------------------------------------------------
Paradigm Technology,
 Inc.                          -0-      10,111,543      -0-      -0-   -0-       350,000      7,700,000
--------------------------------------------------------------------------------------------------------
Softdesk, Inc.               175,000     2,417,125      -0-      -0-   -0-       290,000      6,742,500
--------------------------------------------------------------------------------------------------------
Tylan General, Inc.            -0-       3,553,875      -0-      -0-   -0-       350,000      5,600,000
========================================================================================================

                                                                  Financials


NOTE 4 - BANK BORROWINGS

The Fund has a $14,900,000 committed line of credit with a financial institution syndicate with Chemical Bank of New York as the administrative agent. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the period July 20, 1995 (effective date of Credit Agreement) through October 31, 1995, the Fund did not borrow under the line of credit agreement. The Fund is charged a commitment fee, payable quarterly, at the rate of 1/10 of 1% per annum on the unused balance of the Fund's commitment.

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1995 was $1,518,659,088 and $556,317,049, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1995, on a tax basis, is as follows:

Aggregate unrealized appreciation of investment securities    $485,803,064
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (45,844,209)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $439,958,855
===========================================================================

 Cost of investments for tax purposes is $1,831,573,507.

NOTE 6 - FUTURES CONTRACTS

On October 31, 1995, $10,003,000 U.S. Treasury bills were pledged as collateral to cover margin requirements for futures contracts.
 Futures contracts outstanding at October 31, 1995:
  (Contracts - $500 times index/delivery month/commitment)

                                      UNREALIZED
                                     APPRECIATION
                                     ------------
S&P 500 Index 900 contracts/Dec/buy   $7,624,500
=================================================

NOTE 7 - DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 8 - CAPITAL STOCK

Changes in the Fund's capital stock outstanding during the years ended October 31, 1995 and 1994 were as follows:

                                   1995                        1994
                        ---------------------------  --------------------------
                          SHARES         AMOUNT        SHARES        AMOUNT
                        -----------  --------------  -----------  -------------
Sold                     53,971,580  $1,912,251,434   37,245,080  $ 938,440,033
--------------------------------------------------------------------------------
Issued as reinvestment
 of dividends                    --              --          759         16,782
--------------------------------------------------------------------------------
Reacquired              (22,228,120)   (718,663,666) (22,135,293)  (559,746,670)
--------------------------------------------------------------------------------
                         31,743,460  $1,193,587,768   15,110,546  $ 378,710,145
================================================================================

Financials

NOTE 9 - FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a share of the Fund outstanding during each of the years in the two-year period ended October 31, 1995, the ten month period ended October 31, 1993 and each of the years in the seven-year period ended December 31, 1992.

                                  OCTOBER 31,
                          -----------------------------------
                             1995           1994       1993
                          ----------      --------   --------
Net asset value,
 beginning of period      $    28.37      $  23.85   $  18.52
-----------------------   ----------      --------   --------
Income from investment
 operations:
Net investment income
 (loss)                        (0.04)        (0.05)     (0.02)
-----------------------   ----------      --------   --------
Net gains (losses) on
 securities
(both realized and
  unrealized)                  11.80          4.57       5.35
-----------------------   ----------      --------   --------
  Total from investment
  operations                   11.76          4.52       5.33
-----------------------   ----------      --------   --------
Less distributions:
 Dividends from net
 investment income                --            --         --
-----------------------   ----------      --------   --------
 Distributions from
 capital gains                    --            --         --
-----------------------   ----------      --------   --------
  Total distributions             --            --         --
-----------------------   ----------      --------   --------
Net asset value, end of
 period                   $    40.13      $  28.37   $  23.85
=======================   ==========      ========   ========
Total return(b)                41.45%        18.96%     28.78%
=======================   ==========      ========   ========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)    $2,245,554      $687,238   $217,256
=======================   ==========      ========   ========
Ratio of expenses to
 average net assets(c)          1.08%(e)      1.07%      1.00%(f)
=======================   ==========      ========   ========
Ratio of net investment
income (loss) to
 average net assets(d)         (0.19)%(e)    (0.26)%    (0.24)%(f)
=======================   ==========      ========   ========
Portfolio turnover rate           52%           75%        61%
=======================   ==========      ========   ========
                                               DECEMBER 31,
                          -----------------------------------------------------------------
                          1992(a)    1991      1990     1989     1988     1987      1986
                          --------- --------- -------- -------- -------- --------- --------
Net asset value,
 beginning of period      $ 16.06   $ 11.85   $13.30   $ 11.07  $  9.86  $ 12.10   $ 12.61
------------------------- --------- --------- -------- -------- -------- --------- --------
Income from investment
 operations:
Net investment income
 (loss)                     (0.03)    (0.04)    0.08      0.03     0.05       --      0.01
------------------------- --------- --------- -------- -------- -------- --------- --------
Net gains (losses) on
 securities
(both realized and
  unrealized)                3.41      7.29    (0.95)     2.28     1.21    (1.38)     0.05
------------------------- --------- --------- -------- -------- -------- --------- --------
  Total from investment
  operations                 3.38      7.25    (0.87)     2.31     1.26    (1.38)     0.06
------------------------- --------- --------- -------- -------- -------- --------- --------
Less distributions:
 Dividends from net
 investment income             --        --    (0.09)    (0.03)   (0.05)      --     (0.08)
------------------------- --------- --------- -------- -------- -------- --------- --------
 Distributions from
 capital gains              (0.92)    (3.04)   (0.49)    (0.05)      --    (0.86)    (0.49)
------------------------- --------- --------- -------- -------- -------- --------- --------
  Total distributions       (0.92)    (3.04)   (0.58)    (0.08)   (0.05)   (0.86)    (0.57)
------------------------- --------- --------- -------- -------- -------- --------- --------
Net asset value, end of
 period                   $ 18.52   $ 16.06   $11.85   $ 13.30  $ 11.07  $  9.86   $ 12.10
========================= ========= ========= ======== ======== ======== ========= ========
Total return(b)             21.34%    63.90%   (6.50)%   20.89%   12.77%  (11.52)%    0.37%
========================= ========= ========= ======== ======== ======== ========= ========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)    $38,238   $16,218   $9,234   $11,712  $12,793  $13,991   $18,547
========================= ========= ========= ======== ======== ======== ========= ========
Ratio of expenses to
 average net assets(c)       1.25%     1.25%    1.25%     1.25%    1.22%    1.20%     1.19%
========================= ========= ========= ======== ======== ======== ========= ========
Ratio of net investment
income (loss) to
 average net assets(d)      (0.59)%   (0.31)%   0.62%     0.24%    0.38%    0.01%     0.11%
========================= ========= ========= ======== ======== ======== ========= ========
Portfolio turnover rate       164%      165%     137%       69%      56%     118%      106%
========================= ========= ========= ======== ======== ======== ========= ========

(a) The Fund changed investment advisors on June 30, 1992.
(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(c) Ratios of expenses to average net assets prior to reduction of advisory fees and expense reimbursements were 1.15%, 1.09%, 1.17% (annualized), 1.65%, 1.83%, 1.99%, 1.80%, 1.56%, 1.29% and 1.32% for 1995-86,
    respectively.
(d) Ratios of net investment income (loss) to average net assets prior to reduction of advisory fees and expense reimbursements were (0.26)%, (0.28)%, (0.41)% (annualized), (0.99)%, (0.89)%, (0.11)%, (0.31)%, 0.04%,
    (0.08)% and (0.02)%, for 1995-86, respectively.
(e) Ratios are based on average net assets of $1,209,574,872.
(f) Annualized.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
AIM Aggressive Growth Fund:

We have audited the accompanying statement of assets and liabilities of the AIM Aggressive Growth Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and the ten month period ended October 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Aggressive Growth Fund as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and the ten month period ended October 31, 1993, in conformity with generally accepted accounting principles.


                               KPMG Peat Marwick LLP

Houston, Texas
December 8, 1995

                      This page intentionally left blank.

                                                                                    Directors & Officers


BOARD OF DIRECTORS                        OFFICERS                                   OFFICE OF THE FUND

Charles T. Bauer                          Charles T. Bauer                           11 Greenway Plaza
Chairman and Chief Executive Officer      Chairman                                   Suite 1919
A I M Management Group Inc.                                                          Houston, TX 77046
                                          Robert H. Graham
Bruce L. Crockett                         President                                  INVESTMENT ADVISOR
Director, President, and Chief
Executive Officer                         John J. Arthur                             A I M Advisors, Inc.
COMSAT Corporation                        Senior Vice President and Treasurer        11 Greenway Plaza
                                                                                     Suite 1919
Owen Daly II                              Gary T. Crum                               Houston, TX 77046
Director                                  Senior Vice President
Cortland Trust Inc.                                                                  TRANSFER AGENT
                                          Jonathan C. Schoolar
Carl Frischling                           Senior Vice President                      A I M Fund Services, Inc.
Partner                                                                              11 Greenway Plaza
Kramer, Levin, Naftalis, Nessen,          Carol F. Relihan                           Suite 1919
Kamin & Frankel                           Vice President and Secretary               Houston, TX 77046

Robert H. Graham                          Melville B. Cox                            CUSTODIAN
President and Chief Operating Officer     Vice President
A I M Management Group Inc.                                                          State Street Bank & Trust Company
                                          Dana R. Sutton                             225 Franklin Street
John F. Kroeger                           Vice President and Assistant Treasurer     Boston, MA 02110
Formerly, Consultant
Wendell & Stockel Associates, Inc.        P. Michelle Grace                          COUNSEL TO THE FUND
                                          Assistant Secretary
Lewis F. Pennock                                                                     Ballard Spahr
Attorney                                  Nancy L. Martin                            Andrews & Ingersoll
                                          Assistant Secretary                        1735 Market Street
Ian W. Robinson                                                                      Philadelphia, PA 19103
Consultant; Former Executive              Ofelia M. Mayo
Vice President and                        Assistant Secretary                        COUNSEL TO THE DIRECTORS
Chief Financial Officer
Bell Atlantic Management                  Kathleen J. Pflueger                       Kramer, Levin, Naftalis,
Services, Inc.                            Assistant Secretary                        Nessen, Kamin & Frankel
                                                                                     919 Third Avenue
Louis S. Sklar                            Samuel D. Sirko                            New York, NY 10022
Executive Vice President                  Assistant Secretary
Hines Interests                                                                      DISTRIBUTOR
Limited Partnership                       Stephen I. Winer
                                          Assistant Secretary                        A I M Distributors, Inc.
                                                                                     11 Greenway Plaza
                                          Mary J. Benson                             Suite 1919
                                          Assistant Treasurer                        Houston, TX 77046

                                                                                     AUDITORS

                                                                                     KPMG Peat Marwick LLP
                                                                                     700 Louisiana
                                                                                     NationsBank Bldg.
                                                                                     Houston, TX 77002

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
[PICTURE                                                           THE AIM FAMILY OF FUNDS(R)
APPEARS
HERE]                                                              AGGRESSIVE GROWTH
                                                                   AIM Aggressive Growth Fund*
                                                                   AIM Constellation Fund
                                                                   AIM Global Aggressive Growth Fund

                                                                   GROWTH
                                                                   AIM Global Growth Fund
                                                                   AIM Growth Fund
                                                                   AIM International Equity Fund
                                                                   AIM Value Fund
                                                                   AIM Weingarten Fund

                                                                   GROWTH AND INCOME
                                                                   AIM Balanced Fund
                                                                   AIM Charter Fund

                                                                   INCOME AND GROWTH
                                                                   AIM Global Utilities Fund**

                                                                   HIGH CURRENT INCOME
                                                                   AIM High Yield Fund

                                                                   CURRENT INCOME
                                                                   AIM Global Income Fund
                                                                   AIM Income Fund

                                                                   CURRENT TAX-FREE INCOME
                                                                   AIM Municipal Bond Fund
                                                                   AIM Tax-Exempt Bond Fund of CT
                                                                   AIM Tax-Free Intermediate Shares

                                                                   CURRENT INCOME AND HIGH DEGREE
                                                                    OF SAFETY
                                                                   AIM Intermediate Government Fund***

                                                                   HIGH DEGREE OF SAFETY AND
                                                                    CURRENT INCOME
                                                                   AIM Limited Maturity Treasury Shares

                                                                   STABILITY, LIQUIDITY, AND
                                                                    CURRENT INCOME
                                                                   AIM Money Market Fund

                                                                   STABILITY, LIQUIDITY, AND
                                                                    CURRENT TAX-FREE INCOME
                                                                   AIM Tax-Exempt Cash Fund

                                                                   *AIM Aggressive Growth Fund was closed
                                                                   to new investors on July 18, 1995. **On
                                                                   May 1, 1995, AIM Utilities Fund broadened
                                                                   its investment strategy to permit up to
                                                                   80% of its total assets to be invested in
                                                                   foreign securities, and was renamed
AIM Management Group has provided leadership                       AIM Global Utilities Fund. ***On
in the mutual fund industry since 1976 and                         September 25, 1995, AIM Government
currently manages approximately $40 billion                        Securities Fund became AIM Intermediate
in assets for more than 2 million shareholders,                    Government Fund. For more complete
including individual investors, corporate clients,                 information about any AIM Fund(s), including
and financial institutions. The AIM Family of                      sales charges and expenses, ask your
Funds(R) is distributed nationwide, and AIM                        financial consultant or securities dealer
today ranks among the nation's top 20 mutual                       for a free prospectus(es). Please read the
fund companies in assets under management, according               prospectus(es) carefully before you invest
to Lipper Analytical Services, Inc.                                or send money.

                                                                                                                 -------------------
[AIM LOGO                                                                                                              BULK RATE
APPEARS                                                                                                              U.S. POSTAGE
HERE]                                                                                                                    PAID
                                                                                                                     HOUSTON, TX
A I M Distributors, Inc.                                                                                           Permit No. 1919
11 Greenway Plaza, Suite 1919                                                                                    -------------------
Houston, TX 77046

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